Impairment Charges and Reversals - Summary of Impairment Losses and Estimated Recoverable Amounts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Clearwater [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Impairment amount	$ 260
Recoverable amount	160
Elmworth-Wapiti [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Impairment amount	120
Recoverable amount	259
Kaybob-Edson [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Impairment amount	175
Recoverable amount	$ 384